Trade Receivables and Trade Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade Receivables and Trade Payables [Abstract]
Schedule of Trade Receivables, Net
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	11,204,601	24,299,451	5,950,206
Less: Provision for expected credit losses	(1,229,403)	(3,465,291)	(848,546)
Trade receivables, net	9,975,198	20,834,160	5,101,660

Schedule of Provision for Expected Credit Losses

Provision for expected credit losses movement schedule

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
As at beginning of the year/period	-	1,229,403	301,044
Add: Charge for the year/period	1,229,403	3,465,291	848,546
Less: Reversal during the year/period	-	(1,229,403)	(301,044)
As at end of the year/period	1,229,403	3,465,291	848,546

Schedule of Trade Payables, Net
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	335,070	6,411,187	1,569,906
Trade payables, net	335,070	6,411,187	1,569,906